U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
U.S. Bancorp (Parent Company)
NOTE 23 U.S. Bancorp (Parent Company)

Condensed Balance Sheet

At December 31 (Dollars in Millions)	2016	2015

Assets
Due from banks, principally interest-bearing	$7,800	$9,426
Available-for-sale securities	225	352
Investments in bank subsidiaries	44,955	41,708
Investments in nonbank subsidiaries	2,326	2,060
Advances to bank subsidiaries	3,800	3,150
Advances to nonbank subsidiaries	1,265	823
Other assets	1,052	983

Total assets	$61,423	$58,502

Liabilities and Shareholders’ Equity
Short-term funds borrowed	$22	$25
Long-term debt	13,045	11,453
Other liabilities	1,058	893
Shareholders’ equity	47,298	46,131

Total liabilities and shareholders’ equity	$61,423	$58,502

Condensed Statement of Income

Year Ended December 31 (Dollars in Millions)	2016	2015	2014

Income
Dividends from bank subsidiaries	$2,100	$3,900	$3,850
Dividends from nonbank subsidiaries	4	3	38
Interest from subsidiaries	140	120	123
Other income	57	55	64

Total income	2,301	4,078	4,075

Expense
Interest expense	327	292	335
Other expense	123	105	90

Total expense	450	397	425

Income before income taxes and equity in undistributed income of subsidiaries	1,851	3,681	3,650
Applicable income taxes	(97)	(207)	(94)

Income of parent company	1,948	3,888	3,744
Equity in undistributed income of subsidiaries	3,940	1,991	2,107

Net income attributable to U.S. Bancorp	$5,888	$5,879	$5,851

Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2016	2015	2014

Operating Activities
Net income attributable to U.S. Bancorp	$5,888	$5,879	$5,851
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(3,940)	(1,991)	(2,107)
Other, net	75	507	48

Net cash provided by operating activities	2,023	4,395	3,792

Investing Activities
Proceeds from sales and maturities of investment securities	232	153	46
Purchases of investment securities	(120)	(47)	(39)
Net (increase) decrease in short-term advances to subsidiaries	(442)	(273)	984
Long-term advances to subsidiaries	(750)	(500)	(1,800)
Principal collected on long-term advances to subsidiaries	100	–	1,400
Other, net	(12)	(6)	(52)

Net cash (used in) provided by investing activities	(992)	(673)	539

Financing Activities
Net (decrease) increase in short-term borrowings	(3)	(152)	39
Proceeds from issuance of long-term debt	3,550	–	3,250
Principal payments or redemption of long-term debt	(1,926)	(1,750)	(1,500)
Proceeds from issuance of preferred stock	–	745	–
Proceeds from issuance of common stock	355	295	453
Repurchase of common stock	(2,556)	(2,190)	(2,200)
Cash dividends paid on preferred stock	(267)	(242)	(243)
Cash dividends paid on common stock	(1,810)	(1,777)	(1,726)

Net cash used in financing activities	(2,657)	(5,071)	(1,927)

Change in cash and due from banks	(1,626)	(1,349)	2,404
Cash and due from banks at beginning of year	9,426	10,775	8,371

Cash and due from banks at end of year	$7,800	$9,426	$10,775

Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.

Dividend payments to the Company by its subsidiary bank are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. In general, dividends by the Company’s bank subsidiary to the parent company are limited by rules which compare dividends to net income for regulatorily-defined periods. Furthermore, dividends are restricted by minimum capital constraints for all national banks.